SCHEDULE OF DISAGGREGATION REVENUE FROM CONTRACTS (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Disaggregation of Revenue [Line Items]
ESG and sustainability advisory service income	$ 9,493,976	$ 1,217,176	$ 12,202,026	$ 9,903,795
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
ESG and sustainability advisory service income	$ 9,493,976	$ 1,217,176	$ 12,202,026	$ 9,903,795